GENERAL	12 Months Ended
Dec. 31, 2012
GENERAL [Abstract]
GENERAL
NOTE 1:-	GENERAL

a.
SuperCom Ltd. (the "Company") was incorporated in 1988 in Israel. The Company's ordinary shares have been listed for trade on the OTCQB Market, which operates an electronic quotation service for securities traded over-the-counter, since October 1, 2009 under the ticker symbol "VUNCF". On January 24, 2013 the Company changed back to  its original name, SuperCom Ltd. The company's ticker symbol is "SPCBF".

Until January 2010 (the date of the sale of the activities as described below in Note 1b), the Company developed and marketed security solutions for viewing, tracking, locating, credentialing, and managing essential assets and personnel, which encompassed electronic access control, urban security, and critical situation management systems as well as long-range Active RFID for public safety, commercial, and government sectors. Following the sale of certain activities in January 2010, the Company is focusing on its wireless ID products and solutions, e-ID projects and solutions.

The Company is headquartered in Israel.

The Company sells its products through centralized marketing offices in the U.S. and Israel.

The Company's active subsidiaries are: S.B.C. Aviation Ltd., (incorporated in Israel) which began operations in 2007 and is focused on executing perimeter security and a border control project at a European International Airport, and PureRFid, Inc. (incorporated in Delaware), which focuses on the marketing and selling of the Company's active RFID solutions. As of December 31, 2012, the Company's activities were conducted  mainly through Supercom Ltd. and PureRFid, Inc.

Regarding the sale of certain assets and liabilities of Vuance Inc in January 2010, see b below.

On March 25, 2009, the Company, through its subsidiary, Vuance Inc., completed the acquisition of certain assets and liabilities of Intelli-Site, Inc. ("Intelli-Site"). The purchase price was $262 payable in cash and in shares of the Company (which were subject to a certain lock up mechanism) and included a contingent consideration of up to $600 based upon certain conditions. The results of operations of Intelli-Site were included in the consolidated financial statements of the Company commencing April, 2009. However, during the first quarter of 2010, this activity (including the contingent consideration related to it) was sold, see b below.

b.	Discontinued operations

On January 28, 2010, the Company and its subsidiary Vuance, Inc. completed the sale of certain of the assets (including certain accounts receivable and inventory) and certain of the liabilities (including certain accounts payable) of Vuance Inc. (the "Sale") related to the Company's electronic access control market (the "Vuance EAC Business"), pursuant to a certain Agreement for Purchase and Sale of Business Assets (the "Purchase Agreement"), dated as of January 9, 2010 between Vuance Inc. and OLTIS Security Systems International, LLC ("OSSI"). As consideration for the Sale of the Vuance EAC Business, OSSI paid Vuance Inc. $147 in cash. In addition, OSSI paid off  a loan of $290 from Bridge Bank, National Association. The Purchase Agreement included an indemnification clause pursuant to which, the Company agreed to indemnify and hold OSSI harmless from and against any claim or liability of the Company which may be asserted against OSSI, except to the extent of any business debts and other liabilities which OSSI expressly agreed to pay or assume at the closing date.

On January 29, 2010), the Company and Vuance, Inc. completed the sale of certain of the assets and certain of the liabilities of Vuance Inc. related to the Company's Government Services Division (the "Vuance CSMS Business"), pursuant to an  asset purchase agreement dated January 29, 2010 between the Company, Vuance Inc., WidePoint Corporation ("WidePoint") and Advance Response Concepts Corporation.

As consideration for the sale, WidePoint paid Vuance Inc. $250. In addition, WidePoint agreed to pay Vuance Inc. a maximum earn out of $1,500 over the course of the calendar years 2010, 2011, and 2012, subject to the performance of certain financial requirements of the Vuance CSMS Business during each of those years. The agreement included an indemnification clause pursuant to which, each of the parties agreed to indemnify and hold harmless the other party in certain events.

Each of the activities sold meets the definition of a component under ASC Topic 205-20 - "Discontinued Operation", and accordingly, the results of operations of these components were presented as discontinued operations. Following the sale of the activities, the Company does not have any involvement with respect to the activities sold.

The results of the discontinued operations are as follows:

Year ended
December 31,2010
$

Revenues	541
Cost of revenues	(497)
Research and development	(96)
Selling and marketing	(105)
General and administrative	(28)
Financial expenses	(4)
Impairment of goodwill and other intangible assets	-
Net loss	$(189)

c.	Sale of subsidiary:

During October 2010, the Company sold its entire equity interest in its wholly owned Hong Kong subsidiary, SuperCom Asia Pacific Limited ("SAP"), for no consideration. As part of this sale, the Company assigned to the purchaser certain outstanding loans due to the Company by SAP in the amount of $1,400. As result of the sale, the Company realized a capital gain of $272 in the fourth quarter of 2010.

d.	Extinguishment of liabilities

On November 3, 2010, the Company submitted to the District Court in Petach-Tikva, Israel a request to summon meetings of creditors of the Company in order to approve a proposed arrangement between the Company and its creditors (including convertible bond holders) in accordance with Section 350 of the Israeli Companies Law 5759-1999. The proposed arrangement involved an allotment of ordinary shares or warrants to purchase ordinary shares of the Company to certain of its creditors at a price of $0.38 per ordinary share against 40% of the total outstanding debt to the creditors, in total satisfaction of the entire debt owed to the Company's creditors (thus forgiving and waiving 60% of the total outstanding debt of the Company). The proposed arrangement was based on the proposal which was approved by the general meeting of the shareholders of the Company  on September 12, 2010. The Company convened the meetings of its creditors to approve the proposed debt arrangement during February and March 2011. On March 15, 2011, the Company filed an application with the Petach-Tikva District Court for the approval of the creditor arrangement.

On July 18, 2011, the Discrict Court determined not to approve the  application, mainly due to an objection to the proposed arrangement filed by one of the Company's secured creditors, Special Situations Funds ("SSF"), which later assigned its convertible bonds on November 8, 2011 to Mr. Eliyahu Trabelsi (see also Notes 11 and 13f). In February 2012, following the approval of the board of directors, the Company decided to proceed with the arrangement which was approved by its general meeting without further proceedings in the District Court.

As of December 31, 2010, creditors holding  a total outstanding debt of $271 had accepted the Company's debt arrangement proposal. The Company allotted a total of 283,798 warrants to purchase ordinary shares of the Company to  those creditors (see also Note 12f2). In accordance with ASC Topic 470-50-40, the Company recorded  $124 as a gain from extinguishment of debt based on the difference between the carrying amount of the liabilities extinguished ($271) and the fair value of the warrants allotted ($147), which gain was credited directly to additional paid-in capital.

During 2011, creditors holding  outstanding debt of $3,369  accepted the Company's debt arrangement proposal. The Company allotted a total of 254,558 warrants and 70,588 options (with an exercise price of nil) to purchase ordinary shares of the Company and 3,185,609 ordinary shares of the Company (see also Note 11) to those creditors. In accordance with ASC Topic 470-50-40, the Company recorded  $2,149 as a gain on extinguishment of debts based on the difference between the carrying amount of the liabilities extinguished ($3,369) and the fair value of the warrants and options allotted ($1,220), which was gain credited directly to additional paid-in capital (see also Note 12).

Following the approval of the board of directors, during 2012, certain creditors and convertible bond holders including Sigma Wave Ltd ("Sigma") and Mr. Eliyahu Trabelsi, accepted the Company's debt arrangement proposal for $3,910 of outstanding debt. The Company allotted to Sigma and Mr. Eliyahu Trabelsi a total of 3,431,800 ordinary shares of the Company (see also Note 11), and granted a former service provider a warrant to purchase 325,647 ordinary shares. In accordance with ASC Topic 470-50-40, the Company recorded $2,417 as a gain on extinguishment of debt based on the difference between the carrying amounts of the liability extinguished ($3,910) and the fair value of (i) the ordinary shares granted ($1,240), (ii) the warrant  granted ($126),  and (iii) the amount of liability extinguished on account of shares ($127).

e.	Concentration of risk that may have a significant impact on the Company:

Throughout the reporting periods the Company derived most of its revenues from two major customers. See also Note 14c.

The Company purchases certain services and products used by it to generate revenues in its projects and sales from several sole suppliers. Although there are only a limited number of manufacturers of those  services and products, management believe that other suppliers could provide similar services and products on comparable terms without affecting operating results.

f.
During the year 2010, the Company's board of directors elected new board of directors recommended by Sigma Wave. Sigma acquired convertible bonds held by Brevan Howard Master Fund Limited ("BH") (see Note 11). The new board proposed a debt to equity conversion to certain creditors and bond holders, which was later approved by the Company's general assembly. The conversion which was completed in 2012, reduced the Company's debt by over $6 million.

The Company implemented a restructuring plan starting in the fourth quarter of 2010 which included: (i) a major reduction in operating expenses by reducing general and administrative costs and optimizing  the Company's  global sales network; (ii) increasing the Company's  gross  profit margin by negotiating better terms with suppliers and subcontractors; (iii) the sale of unprofitable subsidiaries and cost cutting in other subsidiaries; (iv) discontinuance  of activities and  divisions that were not synergistic with the Company's core operations; (v) increased  sales in the company core competence markets; (vi) increased activities in more lucrative and rapid growing vertical markets; and (vii) recruitment of highly experienced executives and market experts to support the Company's  broadening activity.